CONTINGENCIES (Details) - USD ($)			1 Months Ended
	Aug. 12, 2022	Jun. 10, 2022	Feb. 29, 2020	Jun. 30, 2022	Apr. 22, 2022
CONTINGENCIES
Possible damages sought			$ 666,667
Minimum stockholders' equity to be maintained				$ 2,500,000	$ 2,500,000
Minimum bid price	$ 1.00	$ 1.00
Number of consecutive business days		30 days
Minimum consecutive business days to maintain closing bid price		10 days